Schedule of Investments (unaudited)
October 31, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.0%
Aristocrat Leisure Ltd.	161,682	$6,689,613
Brambles Ltd.	554,220	9,005,834
Coles Group Ltd.	410,138	5,915,237
Commonwealth Bank of Australia	604,754	67,856,418
Computershare Ltd.	254,555	6,081,207
Evolution Mining Ltd.	802,777	5,680,903
Medibank Pvt Ltd.	1,124,218	3,587,930
Pro Medicus Ltd.	26,599	4,567,178
Qantas Airways Ltd.	270,794	1,804,068
QBE Insurance Group Ltd.	494,162	6,411,541
SGH Ltd.	60,876	1,928,881
Sigma Healthcare Ltd.	2,017,642	4,101,995
Stockland	550,186	2,274,678
Suncorp Group Ltd.	303,675	3,898,247
Telstra Group Ltd.	1,738,931	5,555,599
Wesfarmers Ltd.	304,078	16,689,611
Westpac Banking Corp.	668,589	16,918,286
Xero Ltd.(a)	33,523	3,171,450
		172,138,676
Austria — 0.4%
Erste Group Bank AG	125,864	13,038,109
Belgium — 0.9%
Ageas SA	51,693	3,421,021
Argenx SE(a)	13,999	11,457,721
D'ieteren Group	5,517	1,007,806
Elia Group SA, Class B	10,349	1,247,347
KBC Group NV	74,486	8,961,366
UCB SA	23,335	6,000,408
		32,095,669
Canada — 14.8%
Agnico Eagle Mines Ltd.	228,950	36,823,315
Alamos Gold Inc., Class A	169,180	5,215,745
AltaGas Ltd.	110,754	3,251,037
AtkinsRealis Group Inc.	36,827	2,597,097
Bank of Nova Scotia (The)	236,941	15,540,410
Barrick Mining Corp.	345,395	11,337,910
Bombardier Inc., Class B(a)	21,295	2,975,424
Brookfield Asset Management Ltd., Class A	116,149	6,283,002
Brookfield Corp., Class A	474,937	21,871,720
Brookfield Renewable Corp.	38,542	1,668,582
CAE Inc.(a)	105,137	2,951,977
Cameco Corp.	89,334	9,129,896
Canadian Imperial Bank of Commerce	289,086	23,952,575
Canadian Utilities Ltd., Class A, NVS	38,128	1,067,818
Celestica Inc.(a)	62,745	21,601,852
Constellation Software Inc.	5,266	13,858,492
Dollarama Inc.	142,394	18,509,037
Element Fleet Management Corp.	132,339	3,569,487
Emera Inc.	119,063	5,660,490
Empire Co. Ltd., NVS	72,378	2,458,958
Enbridge Inc.	643,025	29,983,840
Fairfax Financial Holdings Ltd.	9,228	14,981,988
FirstService Corp.	6,377	1,015,100
Fortis Inc./Canada	160,345	8,059,836
Franco-Nevada Corp.	67,174	12,547,800
George Weston Ltd.	70,839	4,307,262
GFL Environmental Inc.	71,722	3,135,712
Gildan Activewear Inc.	23,008	1,341,716
Great-West Lifeco Inc.	89,504	3,794,451
Security	Shares	Value
Canada (continued)
Hydro One Ltd.(b)	112,361	$4,144,191
iA Financial Corp. Inc.	33,563	3,961,848
IGM Financial Inc.	17,877	687,651
Intact Financial Corp.	62,788	11,712,398
Keyera Corp.	44,963	1,327,523
Kinross Gold Corp.	589,824	13,717,913
Loblaw Companies Ltd.	303,572	12,064,528
Lundin Gold Inc.	77,829	5,291,074
Manulife Financial Corp.	373,614	12,091,077
Metro Inc./CN	105,328	7,020,865
Pan American Silver Corp.	73,585	2,591,779
Power Corp. of Canada	244,468	11,451,676
RB Global Inc.	59,279	5,881,620
Royal Bank of Canada	293,587	43,009,747
Stantec Inc.	24,359	2,697,544
TC Energy Corp.	308,671	15,489,120
Thomson Reuters Corp.	52,605	8,057,936
TMX Group Ltd.	166,316	6,134,203
Toronto-Dominion Bank (The)	329,496	27,054,122
Wheaton Precious Metals Corp.	199,893	19,304,486
WSP Global Inc.	32,325	6,179,905
		509,363,735
Denmark — 0.3%
DSV A/S	40,411	8,624,041
Rockwool AS, Class B	22,820	781,943
		9,405,984
Finland — 0.3%
Fortum OYJ	110,551	2,465,278
Kesko OYJ, Class B	53,028	1,118,605
Orion OYJ, Class B	51,568	3,601,146
Sampo OYJ, Class A	415,799	4,634,632
		11,819,661
France — 7.0%
Alstom SA(a)	82,975	2,075,004
AXA SA	628,830	27,283,931
Bouygues SA	63,344	2,859,228
Cie de Saint-Gobain SA	126,242	12,253,301
Credit Agricole SA	264,374	4,772,313
Danone SA	236,156	20,856,499
Dassault Aviation SA	10,119	3,260,799
Eiffage SA	29,202	3,593,299
Engie SA	370,832	8,682,272
EssilorLuxottica SA	77,227	28,281,966
Euronext NV(b)	48,856	6,982,096
Klepierre SA	65,169	2,490,534
Legrand SA	54,133	9,348,104
Orange SA	826,730	13,224,674
Safran SA	77,293	27,463,619
Societe Generale SA	504,154	31,973,752
Thales SA	53,019	15,118,516
Vinci SA	145,577	19,466,010
		239,985,917
Germany — 14.7%
Allianz SE, Registered	161,608	64,940,817
Commerzbank AG	448,753	16,362,829
CTS Eventim AG & Co. KGaA	14,903	1,335,180
Deutsche Bank AG, Registered	1,011,216	36,201,703
Deutsche Boerse AG	93,993	23,802,784
Deutsche Telekom AG, Registered	1,187,285	36,776,356
E.ON SE	986,061	18,347,021
Fresenius SE & Co. KGaA	140,062	8,059,581

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
GEA Group AG	77,825	$5,566,637
Hannover Rueck SE	16,088	4,592,777
Heidelberg Materials AG	92,764	21,762,760
Hensoldt AG	26,185	2,791,259
Knorr-Bremse AG	22,429	2,086,973
MTU Aero Engines AG	15,208	6,646,277
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	50,977	31,539,158
Nemetschek SE	17,268	1,995,326
Rheinmetall AG	35,027	68,855,521
SAP SE	308,673	80,277,314
Scout24 SE(b)	38,251	4,423,585
Siemens Energy AG(a)	504,895	62,902,496
Talanx AG(a)	34,484	4,199,162
		503,465,516
Hong Kong — 2.1%
AIA Group Ltd.	1,980,400	19,270,737
BOC Hong Kong Holdings Ltd.	1,842,500	9,053,525
CK Infrastructure Holdings Ltd.	100,000	650,435
Futu Holdings Ltd., ADR	19,121	3,805,844
HKT Trust & HKT Ltd., Class SS	1,709,000	2,495,433
Hong Kong & China Gas Co. Ltd.	3,132,000	2,914,802
Hong Kong Exchanges & Clearing Ltd.	254,700	13,881,885
Hongkong Land Holdings Ltd.	528,600	3,229,914
Jardine Matheson Holdings Ltd.	44,800	2,630,413
Link REIT	553,300	2,881,373
Power Assets Holdings Ltd.	226,000	1,435,720
SITC International Holdings Co. Ltd.	326,000	1,200,703
Sun Hung Kai Properties Ltd.	342,000	4,161,724
WH Group Ltd.(b)	3,130,500	3,011,280
		70,623,788
Ireland — 0.3%
AIB Group PLC	628,641	5,793,760
Ryanair Holdings PLC	210,735	6,380,131
		12,173,891
Israel — 1.8%
Bank Hapoalim BM	734,482	14,897,247
Bank Leumi Le-Israel BM	894,352	18,151,740
CyberArk Software Ltd.(a)	14,222	7,406,533
Elbit Systems Ltd.	19,030	9,014,102
ICL Group Ltd.	271,788	1,780,344
Israel Discount Bank Ltd., Class A	477,468	4,771,712
Mizrahi Tefahot Bank Ltd.	54,679	3,555,095
Phoenix Financial Ltd.	96,908	3,730,669
		63,307,442
Italy — 4.9%
Banca Mediolanum SpA	84,088	1,690,544
Banco BPM SpA	553,237	8,060,355
BPER Banca SpA	443,740	5,316,846
Enel SpA	2,192,682	22,180,639
FinecoBank Banca Fineco SpA	141,619	3,240,263
Generali	346,012	13,320,039
Intesa Sanpaolo SpA	5,347,953	34,469,370
Leonardo SpA	290,149	17,070,823
Poste Italiane SpA(b)	261,016	6,293,069
Snam SpA	613,789	3,785,614
Telecom Italia SpA/Milano(a)	5,632,661	3,321,258
UniCredit SpA	614,638	45,511,872
Unipol Assicurazioni SpA	213,257	4,668,904
		168,929,596
Security	Shares	Value
Japan — 15.2%
Aeon Co. Ltd.	960,400	$15,190,360
Ajinomoto Co. Inc.	244,000	6,920,401
Asics Corp.	200,600	5,108,112
Bandai Namco Holdings Inc.	303,700	9,451,869
Capcom Co. Ltd.	126,100	3,292,862
Chugai Pharmaceutical Co. Ltd.	178,100	8,151,232
Daifuku Co. Ltd.	99,300	3,165,365
Dai-ichi Life Holdings Inc.	706,000	4,955,410
Daiwa House Industry Co. Ltd.	158,000	5,360,632
Fujikura Ltd.	127,800	17,403,040
Fujitsu Ltd.	458,900	11,959,135
Hikari Tsushin Inc.	6,600	1,748,249
Hitachi Ltd.	1,109,900	37,913,051
IHI Corp.	744,700	15,418,337
Japan Airlines Co. Ltd.	12,300	221,589
Japan Post Insurance Co. Ltd.	29,400	760,352
Japan Tobacco Inc.	217,500	7,576,152
Kajima Corp.	160,200	5,164,491
Kawasaki Heavy Industries Ltd.	41,100	3,291,148
Kobe Bussan Co. Ltd.	47,200	1,095,234
Konami Group Corp.	58,800	9,792,268
LY Corp.	1,138,300	3,344,912
MatsukiyoCocokara & Co.	123,900	2,245,090
Mitsubishi Electric Corp.	509,500	14,466,023
Mitsubishi Heavy Industries Ltd.	1,539,800	46,486,054
Mizuho Financial Group Inc.	586,900	19,658,487
MonotaRO Co. Ltd.	71,100	991,994
NEC Corp.	600,300	21,802,918
Nintendo Co. Ltd.	578,800	49,365,787
Nippon Building Fund Inc.	2,206	2,035,515
Nippon Paint Holdings Co. Ltd.	192,100	1,221,953
Nomura Research Institute Ltd.	130,600	5,042,864
Obayashi Corp.	162,400	2,747,393
Obic Co. Ltd.	91,600	2,841,530
Oracle Corp./Japan	14,000	1,290,658
Pan Pacific International Holdings Corp.	576,500	3,429,372
Resona Holdings Inc.	510,000	4,916,948
Ryohin Keikaku Co. Ltd.	209,900	4,316,223
Sanrio Co. Ltd.	74,000	3,424,598
SBI Holdings Inc.	59,000	2,636,534
SCSK Corp.	75,600	2,778,044
SoftBank Corp.	9,082,100	12,905,646
Sompo Holdings Inc.	335,400	10,221,470
Sony Financial Holdings Inc.(a)	2,193,000	2,211,357
Sony Group Corp.	2,177,000	60,628,534
Sumitomo Electric Industries Ltd.	159,100	5,800,373
Sumitomo Mitsui Financial Group Inc.	643,300	17,416,569
Sumitomo Mitsui Trust Group Inc.	111,700	3,068,014
Taisei Corp.	61,100	4,445,717
TIS Inc.	63,400	2,184,183
Toho Co. Ltd./Tokyo	62,800	3,681,138
Tokio Marine Holdings Inc.	383,800	14,313,118
Tokyo Gas Co. Ltd.	118,000	4,141,113
Toray Industries Inc.	343,400	2,102,442
Toyota Industries Corp.	56,400	6,130,798
Trend Micro Inc./Japan	33,700	1,719,793
Zensho Holdings Co. Ltd.	25,000	1,556,651
		521,509,102
Netherlands — 3.1%
ABN AMRO Bank NV, CVA(b)	167,055	4,991,380
Adyen NV(a)(b)	4,565	7,822,055
AerCap Holdings NV	45,258	5,894,402

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
ASR Nederland NV	52,882	$3,529,272
Coca-Cola Europacific Partners PLC	93,253	8,283,664
ING Groep NV	852,150	21,277,900
JDE Peet's NV	47,495	1,728,538
Koninklijke Ahold Delhaize NV	264,874	10,841,453
Koninklijke KPN NV	1,284,083	5,942,044
NN Group NV	103,077	7,054,059
Prosus NV	403,441	27,885,217
		105,249,984
Norway — 0.6%
DNB Bank ASA	255,092	6,511,331
Gjensidige Forsikring ASA	96,943	2,608,953
Kongsberg Gruppen ASA	188,824	4,813,743
Orkla ASA	245,793	2,496,350
Telenor ASA	179,676	2,672,058
		19,102,435
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	2,258,230	1,993,344
Singapore — 2.6%
DBS Group Holdings Ltd.	635,100	26,294,730
Keppel Ltd.	292,000	2,283,541
Oversea-Chinese Banking Corp. Ltd.	709,900	9,286,484
Sea Ltd., ADR(a)	154,560	24,150,000
Sembcorp Industries Ltd.(c)	439,500	2,202,135
Singapore Exchange Ltd.	485,771	6,303,147
Singapore Technologies Engineering Ltd.	1,232,300	8,028,504
Singapore Telecommunications Ltd.	3,348,700	10,930,323
		89,478,864
Spain — 7.0%
Acciona SA	6,554	1,450,676
ACS Actividades de Construccion y Servicios SA	93,557	7,681,931
Aena SME SA(b)	248,389	6,746,535
Banco Bilbao Vizcaya Argentaria SA	2,210,233	44,527,513
Banco de Sabadell SA	2,210,533	8,287,056
Banco Santander SA	7,310,509	74,495,447
Bankinter SA	335,024	5,050,231
CaixaBank SA	1,678,617	17,742,555
Endesa SA	155,113	5,558,612
Ferrovial SE	158,743	9,741,159
Grifols SA	56,827	736,358
Iberdrola SA	2,742,839	55,587,034
International Consolidated Airlines Group SA, Class DI	504,266	2,768,387
		240,373,494
Sweden — 2.2%
Saab AB, Class B	249,387	13,722,879
Securitas AB, Class B	125,722	1,851,992
Spotify Technology SA(a)	71,712	46,994,308
Svenska Handelsbanken AB, Class A	398,557	5,200,901
Tele2 AB, Class B	243,104	3,861,918
Telia Co. AB	674,414	2,654,944
		74,286,942
Switzerland — 3.9%
Baloise Holding AG, Registered	16,854	4,185,540
Banque Cantonale Vaudoise, Registered	7,265	843,514
Belimo Holding AG, Registered	2,676	2,887,254
BKW AG	5,511	1,233,403
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	287	4,411,862
Chocoladefabriken Lindt & Spruengli AG, Registered	33	5,055,116
Security	Shares	Value
Switzerland (continued)
Galderma Group AG	53,655	$9,964,378
Helvetia Holding AG, Registered	20,404	5,013,849
Holcim AG	177,171	15,750,716
Sandoz Group AG	80,618	5,375,349
Schindler Holding AG, Participation Certificates, NVS	15,925	5,672,487
Schindler Holding AG, Registered	8,481	2,866,916
Swiss Life Holding AG, Registered	11,415	12,390,435
Swiss Prime Site AG, Registered	40,421	5,745,558
Swiss Re AG	126,328	23,067,737
Zurich Insurance Group AG	45,025	31,313,583
		135,777,697
United Kingdom — 12.4%
3i Group PLC	345,464	19,992,205
Admiral Group PLC	75,906	3,268,300
Aviva PLC	988,617	8,689,241
BAE Systems PLC	1,351,354	33,288,536
Barclays PLC	5,276,517	28,301,233
British American Tobacco PLC	918,770	47,055,259
BT Group PLC	2,529,650	6,173,795
Centrica PLC	1,449,782	3,416,847
CK Hutchison Holdings Ltd.	483,000	3,203,001
Coca-Cola HBC AG, Class DI	123,797	5,617,666
Entain PLC	127,390	1,326,856
Fresnillo PLC	97,794	2,859,805
HSBC Holdings PLC	4,640,327	64,961,987
Imperial Brands PLC	399,182	15,861,212
Lloyds Banking Group PLC	23,434,485	27,476,640
NatWest Group PLC, NVS	2,957,574	22,768,920
Next PLC	41,153	7,732,239
Phoenix Group Holdings PLC	181,107	1,604,397
Prudential PLC	556,718	7,742,879
Rolls-Royce Holdings PLC	5,201,635	80,046,893
Smiths Group PLC	97,852	3,240,276
Standard Chartered PLC	824,794	16,930,743
Tesco PLC	1,917,265	11,570,064
Wise PLC, Class A(a)	140,885	1,791,498
		424,920,492
Total Common Stocks — 99.6% (Cost: $2,698,753,032)		3,419,040,338
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.5)(a)(d)	6,329	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $2,698,753,032)		3,419,040,338
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(e)(f)(g)	138,820	138,890

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(e)(f)	1,210,000	$1,210,000
Total Short-Term Securities — 0.0% (Cost: $1,348,890)		1,348,890
Total Investments — 99.6% (Cost: $2,700,101,922)		3,420,389,228
Other Assets Less Liabilities — 0.4%		13,966,528
Net Assets — 100.0%		$3,434,355,756

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,435,701	$—	$(1,298,420)(a)	$1,609	$—	$138,890	138,820	$11,573 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	910,000	300,000 (a)	—	—	—	1,210,000	1,210,000	7,216	—
				$1,609	$—	$1,348,890		$18,789	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	169	12/11/25	$3,651	$230,609
Euro STOXX 50 Index	89	12/19/25	5,816	158,883
FTSE 100 Index	34	12/19/25	4,361	167,852
				$557,344
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Intl Momentum Factor ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$634,307,439	$2,784,732,899	$—	$3,419,040,338
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,348,890	—	—	1,348,890
	$635,656,329	$2,784,732,899	$—	$3,420,389,228
Derivative Financial Instruments(a)
Assets
Equity Contracts	$158,883	$398,461	$—	$557,344

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust